THE ADVISORS’ INNER CIRCLE FUND III

Penn Mutual AM 1847 Income Fund (the “Fund”)

Supplement Dated October 1, 2021 to the Fund’s

Prospectus and Statement of Additional Information (the “SAI”),

each dated May 1, 2021

This Supplement provides new and additional information beyond that contained in the Fund’s Prospectus and SAI, and should be read

in conjunction with the Fund’s Prospectus and SAI.

Mr. Mark J. Saylor no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Saylor are hereby deleted from the Fund’s Prospectus and SAI.

Please retain this supplement for future reference.

PNN-SK-004-0100